Pension and other post-retirement benefits - Weighted-average assumptions (Details 5) - Defined benefit pension plans	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Switzerland
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Switzerland | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Switzerland | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.30%	2.80%
Switzerland | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	10.00%
Switzerland | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		25.00%	27.40%
Switzerland | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	32.00%
Switzerland | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		39.90%	37.70%
Switzerland | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	30.00%
Switzerland | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		11.70%	12.10%
Switzerland | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	10.00%
Switzerland | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		21.10%	20.00%
Switzerland | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	18.00%
Switzerland | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.00%	0.00%
Switzerland | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.00%
International
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
International | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
International | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		5.00%	5.50%
International | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.30%
International | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		84.00%	63.20%
International | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	89.00%
International | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		5.30%	15.30%
International | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	5.10%
International | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.70%	1.40%
International | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.60%
International | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.70%	12.40%
International | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.70%
International | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.30%	2.20%
International | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.30%
Bank | International
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Bank | International | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Bank | International | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		5.00%	5.50%
Bank | International | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.30%
Bank | International | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		84.00%	63.20%
Bank | International | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	89.00%
Bank | International | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		5.30%	15.30%
Bank | International | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	5.10%
Bank | International | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.70%	1.40%
Bank | International | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.60%
Bank | International | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.70%	12.40%
Bank | International | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.70%
Bank | International | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.30%	2.20%
Bank | International | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.30%